Loans and Allowance for Credit Losses - Loans Modified as TDRs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 SecurityLoan	Dec. 31, 2012 SecurityLoan	Dec. 31, 2011 SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans	44,733	79,262	79,233
Pre-Modification Outstanding Loan Balance	$ 2,158	$ 3,515	$ 4,518
Post-Modification Outstanding Loan Balance	2,058	3,394	4,515
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2,429	4,843	5,285
Pre-Modification Outstanding Loan Balance	166	307	456
Post-Modification Outstanding Loan Balance	155	272	427
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	165	312	506
Pre-Modification Outstanding Loan Balance	205	493	1,078
Post-Modification Outstanding Loan Balance	198	461	1,060
Residential Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2,179	4,616	3,611
Pre-Modification Outstanding Loan Balance	309	638	708
Post-Modification Outstanding Loan Balance	304	623	704
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	26,669	49,320	55,951
Pre-Modification Outstanding Loan Balance	160	241	322
Post-Modification Outstanding Loan Balance	161	255	321
Other Retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	4,290	10,461	4,028
Pre-Modification Outstanding Loan Balance	103	279	73
Post-Modification Outstanding Loan Balance	102	275	72
Total Loans, Excluding GNMA and Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	35,732	69,552	69,381
Pre-Modification Outstanding Loan Balance	943	1,958	2,637
Post-Modification Outstanding Loan Balance	920	1,886	2,584
Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	8,878	9,518	9,569
Pre-Modification Outstanding Loan Balance	1,121	1,280	1,277
Post-Modification Outstanding Loan Balance	1,066	1,245	1,356
Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	123	192	283
Pre-Modification Outstanding Loan Balance	94	277	604
Post-Modification Outstanding Loan Balance	$ 72	$ 263	$ 575